Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (collectively, the “PvP Rule”), we are providing certain information about the relationship between compensation paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC. For information concerning the Compensation Committee’s pay-for-performance philosophy and how it aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

As a qualified “smaller reporting company” under the SEC’s rules, we have elected to provide the level of disclosure permitted under Item 402(v) of Regulation S-K applicable to “smaller reporting companies” with respect to this Pay Versus Performance section. Parenthetical letter references in the table below correlate to column letters or names referenced directly in the PvP Rule.

	Summary		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Table Total for Non-PEO NEOs(1)	Actually Paid to Non-PEO NEOs(1) (2)	Total Shareholder Return	Net Income (Loss) ($ millions)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$1,959,007	$813,504	$832,589	$406,920	$69.05	$(16.6)
2023	$2,318,419	$1,625,725	$968,767	$680,771	$64.71	$4.4
2022	$2,140,015	$1,292,435	$1,012,470	$596,870	$72.92	$8.2

(1) Mr. Volovic served as our principal executive officer (“PEO”) for the full fiscal year in each of 2024, 2023 and 2022. Our other NEOs (the “Non-PEO NEOs”) for fiscal years 2024, 2023 and 2022 were Messrs. Doar and Wright and Mses. McClelland and Jamison.

(2) The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024
SCT Total	$2,140,015	$2,318,419	$1,959,007
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(999,953)	$(1,249,963)	$(1,249,967)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$686,632	$912,834	$731,862
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(527,457)	$(405,237)	$(660,504)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$(16,287)	$36,298	$29,918
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$9,485	$13,374	$3,188
Compensation Actually Paid	$1,292,435	$1,625,725	$813,504

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024
Average SCT Total	$1,012,470	$968,767	$832,589
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(462,467)	$(462,455)	$(474,963)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$317,561	$337,724	$278,073
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(266,610)	$(189,375)	$(243,685)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$(8,932)	$20,495	$13,597
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$4,848	$5,615	$1,309
Average Compensation Actually Paid	$596,870	$680,771	$406,920

Named Executive Officers, Footnote

(1) Mr. Volovic served as our principal executive officer (“PEO”) for the full fiscal year in each of 2024, 2023 and 2022. Our other NEOs (the “Non-PEO NEOs”) for fiscal years 2024, 2023 and 2022 were Messrs. Doar and Wright and Mses. McClelland and Jamison.

PEO Total Compensation Amount	$ 1,959,007	$ 2,318,419	$ 2,140,015
PEO Actually Paid Compensation Amount	$ 813,504	1,625,725	1,292,435
Adjustment To PEO Compensation, Footnote

(2) The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2022	2023	2024
SCT Total	$2,140,015	$2,318,419	$1,959,007
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(999,953)	$(1,249,963)	$(1,249,967)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$686,632	$912,834	$731,862
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(527,457)	$(405,237)	$(660,504)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$(16,287)	$36,298	$29,918
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$9,485	$13,374	$3,188
Compensation Actually Paid	$1,292,435	$1,625,725	$813,504

Non-PEO NEO Average Total Compensation Amount	$ 832,589	968,767	1,012,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 406,920	680,771	596,870
Adjustment to Non-PEO NEO Compensation Footnote

(2) The following amounts were deducted from / added to the Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and the average CAP to our Non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. None of our NEOs participate in a pension plan; therefore, no adjustment from the SCT total related to pension value was made.

Non-PEO NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2022	2023	2024
Average SCT Total	$1,012,470	$968,767	$832,589
- Grant Date Fair Value of Stock Awards Granted in Covered Fiscal Year	$(462,467)	$(462,455)	$(474,963)
+ Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	$317,561	$337,724	$278,073
± Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(266,610)	$(189,375)	$(243,685)
± Fair Value at Vesting Date of Stock Awards Granted in Covered Fiscal Year That Vested During Covered Fiscal Year	$0	$0	$0
± Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Covered Fiscal Year	$(8,932)	$20,495	$13,597
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Covered Fiscal Year	$0	$0	$0
+ Dividends or Other Earnings Paid on Stock Awards in the Covered Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Covered Fiscal Year	$4,848	$5,615	$1,309
Average Compensation Actually Paid	$596,870	$680,771	$406,920

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 69.05	64.71	72.92
Net Income (Loss)	$ (16,600,000)	4,400,000	8,200,000
PEO Name	Mr. Volovic
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,249,967)	(1,249,963)	(999,953)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,862	912,834	686,632
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,504)	(405,237)	(527,457)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,918	36,298	(16,287)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,188	13,374	9,485
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(474,963)	(462,455)	(462,467)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	278,073	337,724	317,561
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,685)	(189,375)	(266,610)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,597	20,495	(8,932)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,309	$ 5,615	$ 4,848